Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2016	$ 442,763	$ 1,413	$ 226,658	$ (1,032)	$ 215,724
Beginning Balance, shares at Dec. 31, 2016		141,311
Net income	74,955				74,955
Other comprehensive income (loss)	3,675			3,675
Stock-based compensation expenses	15,494		15,494
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,851
Issuance of ordinary shares upon exercise of restricted stock units	353	$ 18	335
Dividends declared	(43,189)				(43,189)
Ending Balance at Dec. 31, 2017	494,051	$ 1,431	242,487	2,643	247,490
Ending Balance, shares at Dec. 31, 2017		143,162
Net income	98,070				98,070
Other comprehensive income (loss)	(2,148)			(2,148)
Stock-based compensation expenses	20,779		20,779
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,517
Issuance of ordinary shares upon exercise of restricted stock units	(20)	$ 16	(36)
Share repurchase	(34,755)					$ (34,755)
Dividends declared	(43,700)				(43,700)
Ending Balance at Dec. 31, 2018	$ 532,277	$ 1,447	263,230	495	301,860	(34,755)
Ending Balance, shares at Dec. 31, 2018	144,679	144,679
Net income	$ 64,398				64,398
Other comprehensive income (loss)	(1,280)			(1,280)
Stock-based compensation expenses	14,591		14,591
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,505
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 15	(37)
Share repurchase	(25,103)					(25,103)
Treasury stock retired (Shares)		(7,074)
Treasury stock retired		$ (71)	(12,574)		(47,213)	59,858
Dividends declared	(48,077)				(48,077)
Ending Balance at Dec. 31, 2019	$ 536,784	$ 1,391	$ 265,210	$ (785)	$ 270,968	$ 0
Ending Balance, shares at Dec. 31, 2019	139,110	139,110